Related party relationship and transactions (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of Subsidiaries, Associate and Joint Venture

The list of subsidiaries, associate and joint venture as at March 31, 2025 are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Consulting India Private Limited			India
Capco Technologies Private Limited			India
Wipro Technology Product Services Private Limited			India
Wipro Chengdu Limited			China
Wipro Holdings (UK) Limited			U.K.
Wipro HR Services India Private Limited			India
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro IT Services UK Societas			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Spain Digital, S.L.U	Spain
		Designit T.L.V Ltd.	Israel
	Wipro Bahrain Limited Co. W.L.L		Bahrain
	Wipro Czech Republic IT Services s.r.o.		Czech Republic
	Wipro CRM Services (formerly known as Wipro 4C NV)		Belgium
		Wipro 4C Consulting France SAS	France
		Wipro CRM Services B.V. (formerly known as Wipro 4C Nederland B.V)	Netherlands
		Wipro CRM Services ApS	Denmark
		Wipro CRM Services UK Limited	U.K.
	Grove Holdings 2 S.á.r.l		Luxembourg
		Capco Solution Services GmbH	Germany
		The Capital Markets Company Italy Srl	Italy
		Capco Brasil Serviços E Consultoria Ltda	Brazil
		The Capital Markets Company BV (1)	Belgium
		Capco Consulting Middle East FZE (4)	UAE
	PT. WT Indonesia		Indonesia
	Rainbow Software LLC		Iraq
	Wipro Arabia Limited (2)		Saudi Arabia
		Women's Business Park Technologies Limited (2)	Saudi Arabia
	Wipro Doha LLC		Qatar
	Wipro Financial Outsourcing Services Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Gulf LLC		Sultanate of Oman

	Wipro Holdings Hungary Korlátolt Felelősségű Társaság		Hungary
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro do Brasil Technologia Ltda (1)	Brazil
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Portugal S.A. (1)	Portugal
		Wipro Solutions Canada Limited	Canada
		Wipro Technologies Limited	Russia
		Wipro Technologies Peru SAC	Peru
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Technology Chile SPA	Chile
		Applied Value Technologies B.V. (5)	Netherlands
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro IT Services S.R.L.		Romania
	Wipro Regional Headquarter		Saudi Arabia
	Wipro Technologies Australia Pty Ltd		Australia
		Wipro Ampion Holdings Pty Ltd (1)	Australia
	Wipro Technologies SA		Argentina
	Wipro Technologies SA DE CV		Mexico
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro Technologies SRL		Romania
	Wipro (Thailand) Co. Limited		Thailand
Wipro Japan KK			Japan
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
	Applied Value Technologies Pte Limited (6)		Singapore
Wipro Overseas IT Services Private Limited			India
Wipro Philippines, Inc.			Philippines
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro VLSI Design Services India Private Limited			India
Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		Aggne Global Inc. (3)	USA
		Cardinal US Holdings, Inc.(1)	USA
		Edgile, LLC	USA
		HealthPlan Services, Inc. (1)	USA
		Infocrossing, LLC	USA
		International TechneGroup Incorporated (1)	USA
		Wipro NextGen Enterprise Inc. (1)	USA
		Rizing Intermediate Holdings, Inc. (1)	USA
		Wipro Appirio, Inc. (1)	USA
		Wipro Designit Services, Inc. (1)	USA
		Wipro Telecom Consulting LLC	USA
		Wipro VLSI Design Services, LLC	USA
		Applied Value Technologies, Inc. (7)	USA
Aggne Global IT Services Private Limited (3)			India
Wipro, Inc. (8)			USA
	Wipro Life Science Solutions, LLC (9)		USA

The Company controls ‘Wipro SA Broad Based Ownership Scheme Trust’ and ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD’ incorporated in South Africa and ‘Wipro Foundation’ in India. All the above direct subsidiaries are 100% held by the Company except as mentioned in footnote (2) and (3) below.

(2)
Wipro IT Services UK Societas holds 66.67% of the equity securities of Wipro Arabia Limited. Wipro Arabia Limited acquired 45% of the equity securities of Women’s Business Park Technologies Limited on March 24, 2025 in addition to 55% of the equity securities held at the beginning of financial year 2025.

(3)
The Company holds 60% of the equity securities of Aggne Global IT Services Private Limited and Wipro IT Services, LLC holds 60% of the equity securities of Aggne Global Inc.

(4)
Capco Consulting Middle East FZE has been incorporated with effect from December 17, 2024 which is 100% held by Grove Holdings 2 S.á.r.l.

(5)
Wipro Information Technology Netherlands BV. has acquired 100% of the equity securities of Applied Value Technologies B.V.

(6)
Wipro Networks Pte Limited has acquired 100% of the equity securities of Applied Value Technologies Pte Limited.

(7)
Wipro IT Services, LLC has acquired 100% of the equity securities of Applied Value Technologies, Inc.

(8)
Wipro, Inc. has been incorporated as a wholly-owned subsidiary of the Company with effect from September 30, 2024.

(9)
Wipro Life Science Solutions, LLC has been incorporated as a wholly-owned subsidiary of Wipro, Inc. with effect from October 10, 2024.

(1)
Step Subsidiary details of Cardinal US Holdings, Inc., HealthPlan Services, Inc., International TechneGroup Incorporated, Wipro NextGen Enterprise Inc., Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda and Wipro Portugal S.A. are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Cardinal US Holdings, Inc.			USA
	Capco Consulting Services LLC		USA
	Capco RISC Consulting LLC		USA
	The Capital Markets Company LLC		USA
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	MechWorks S.R.L.		Italy
Wipro NextGen Enterprise Inc.			USA
	LeanSwift AB		Sweden
Rizing Intermediate Holdings, Inc.			USA
	Rizing Lanka (Private) Ltd		Sri Lanka
		Attune Netherlands B.V. (11)	Netherlands
	Rizing Solutions Canada Inc.		Canada
	Rizing LLC		USA
		Aasonn Philippines Inc.	Philippines
		Rizing B.V.	Netherlands
		Rizing Consulting Ireland Limited	Ireland
		Rizing Consulting Pty Ltd.	Australia
		Rizing Geospatial LLC	USA
		Rizing GmbH	Germany
		Rizing Limited	U.K.
		Rizing Consulting USA, Inc. (10)	USA
		Rizing Pte Ltd. (11)	Singapore
The Capital Markets Company BV			Belgium

	CapAfric Consulting (Pty) Ltd		South Africa
	Capco Belgium BV		Belgium
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia
	Capco Consultancy (Thailand) Ltd		Thailand
	Capco Consulting Singapore Pte. Ltd		Singapore
	Capco Greece Single Member P.C		Greece
	Capco Poland sp. z.o.o		Poland
	The Capital Markets Company (UK) Ltd		U.K.
	The Capital Markets Company GmbH		Germany
		Capco Austria GmbH	Austria
	The Capital Markets Company Limited		Hong Kong
	The Capital Markets Company Limited		Canada
	The Capital Markets Company S.á.r.l		Switzerland
		Andrion AG	Switzerland
	The Capital Markets Company S.A.S		France
	The Capital Markets Company s.r.o		Slovakia
Wipro Ampion Holdings Pty Ltd			Australia
	Wipro Revolution IT Pty Ltd		Australia
	Wipro Shelde Australia Pty Ltd		Australia
Wipro Appirio, Inc.			USA
	Wipro Appirio (Ireland) Limited		Ireland
		Wipro Appirio UK Limited	U.K.
	Topcoder, LLC.		USA
Wipro Designit Services, Inc.			USA
	Wipro Designit Services Limited		Ireland
Wipro do Brasil Technologia Ltda			Brazil
	Wipro do Brasil Servicos Ltda		Brazil
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Wipro Business Solutions GmbH (11)	Germany
		Wipro IT Services Austria GmbH	Austria

(10)
Attune Netherlands B.V transferred its entire shareholding in Rizing Consulting USA, Inc. to Rizing LLC, effective March 31, 2025.

(11)
Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd., Wipro Business Solutions GmbH are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Netherlands B.V.			Netherlands
	Rizing Germany GmbH		Germany
	Attune Italia S.R.L		Italy
	Attune UK Ltd.		U.K.
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand
	Rizing Philippines Inc.		Philippines
	Rizing SDN BHD		Malaysia
	Rizing Solutions Pty Ltd		Australia
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania

As at March 31, 2025, the Company held 43.7% interest in Drivestream Inc. and 27% interest in SDVerse LLC, accounted for using the equity method.

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Promoters
Azim Premji Foundation for Development	Entity controlled by Promoters
Hasham Traders	Entity controlled by Promoters
Prazim Traders	Entity controlled by Promoters
Zash Traders	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Promoters
Azim Premji Trust	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd	Entity controlled by Promoters
Hasham Premji Pvt Ltd	Entity controlled by Promoters
PI Opportunities Fund I	Entity controlled by Promoters
PI Opportunities Fund II	Entity controlled by Promoters
Apex Trust	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd	Entity controlled by Promoters
Pioneer Private Trust	Entity controlled by Promoters
Pioneer Investment Fund	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd	Entity controlled by Promoters
Pl International Holdings LLC	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited	Entity controlled by Promoters
Azim Premji Education Trust	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Napean Opportunities LLP	Entity controlled by Promoters
Best Value Chem Private Limited	Entity controlled by Promoters
PI Investment Advisory LLP	Entity controlled by Promoters
WEPL Family Trust	Entity controlled by Promoters
Hygienic Research Institute Private Limited	Entity controlled by Promoters
Wipro Enterprises (P) Limited and its subsidiaries	Entity controlled by Promoters
Wipro Cares	Entity controlled by Promoters
Azim Premji University	Entity controlled by Promoters
PI Opportunities Fund I Scheme II	Entity controlled by Promoters
PI Opportunities AIF V LLP	Entity controlled by Promoters
Vidyaniti LLP	Entity controlled by Promoters
Pioneer Investment Fund Scheme II	Entity controlled by Promoters
Central Camera Co. Pvt. Ltd.	Entity controlled by Promoters
Gem Photographic (India) Pvt. Ltd.	Entity controlled by Promoters
Wipro GE Healthcare Private Limited	Joint Venture between Wipro Enterprises (P) Limited and General Electric
S.B. Packagings Private Limited	Entity with significant influence of Promoters
Financial Software and Systems Private Limited	Entity with significant influence of Promoters
Fab India Limited	Entity with significant influence of Promoters
Amagi Media Labs Private Limited	Entity with significant influence of Promoters
ID Fresh Food India Private Limited	Entity with significant influence of Promoters
Finnovation Tech Solutions Private Limited	Entity with significant influence of Promoters
Shubham Housing Development Finance Company Limited	Entity with significant influence of Promoters
Microplastics Private Limited	Entity with significant influence of Promoters
Comfort Grid Technologies Private Limited	Entity with significant influence of Promoters
TI Medical Private Limited	Entity with significant influence of Promoters
Indiejewel Fashions Private Limited	Entity with significant influence of Promoters
The Woodenstreet Furnitures Private Limited	Entity with significant influence of Promoters
Krazybee Services Private Limited	Entity with significant influence of Promoters

Post-employment benefit plans
Wipro Information Technology Limited Provident Fund Trust	Post-employment benefit plans

Wipro Systems Provident Fund Trust	Post-employment benefit plans
Wipro Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Limited BPO Division Employees Superannuation Trust	Post-employment benefit plans
Wipro Infotech Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Limited Employees Superannuation Fund (formerly known as Wipro Systems Limited Management Employees Pension Fund)	Post-employment benefit plans
Wipro Limited Employees Gratuity Fund (formerly known as Wipro Infotech Limited Employees Gratuity Fund)	Post-employment benefit plans
Wipro Limited BPO Division Employees Gratuity Trust	Post-employment benefit plans

Key management personnel
Azim H. Premji	Non-Executive, Non-Independent Director (designated as "Founder Chairman") (1)
Rishad A. Premji	Chairman of the Board (designated as "Executive Chairman")
Srinivas Pallia	Chief Executive Officer and Managing Director (2)
Aparna C. Iyer	Chief Financial Officer
Päivi Rekonen	Independent Director
N. S. Kannan	Independent Director
Dr. Patrick J. Ennis	Independent Director
Patrick Dupuis	Independent Director
Deepak M. Satwalekar	Independent Director
Tulsi Naidu	Independent Director
(1)
Mr. Azim H. Premji is the ultimate controlling party.
(2)
At its meeting held on April 6, 2024, the Board of Directors approved the appointment of Mr. Srinivas Pallia as the Chief Executive Officer and Managing Director of the Company with effect from April 7, 2024 for a term of five years.

Summary of List of Controlled Trusts	The list of controlled trusts are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

Summary of Related Party Transactions

The Company has the following related party transactions:

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate		Other related parties
Transactions for the year ended March 31, 2023
Sale of goods and services	₹	451	₹	-	₹	-	₹	-
Items of property, plant and equipments purchased		129		-		-		-
Dividend (1)		22,555		1,458		-		-
Rental income		26		-		-		-
Rent paid		1		7		-		-
Contribution to post employment benefit plans		-		-		-		5,941
Others		27		-		-		-

Key management personnel (2)
Remuneration and short-term benefits (4)	₹	-	₹	811	₹	-	₹	-
Other benefits (5)		-		301		-		-

Balance as at March 31, 2023
Receivables	₹	313	₹	-	₹	-	₹	-
Payables		-		167		-		-

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate		Other related parties
Transactions for the year ended March 31, 2024
Sale of goods and services	₹	559	₹	-	₹	-	₹	-
Purchase of services		-		-		107		-
Items of property, plant and equipments purchased		330		-		-		-
Dividend (1)		3,577		232		-		-
Buyback of shares (1)		81,093		5,028		-		-
Rental income		26		-		-		-
Rent paid	^			7		-		-
Contribution to post employment benefit plans		-		-		-		6,265
Others		14		-		-		-

Key management personnel (2)(3)
Remuneration and short-term benefits (4)	₹	-	₹	1,321	₹	-	₹	-
Other benefits (5)		-		585		-		-

Balance as at March 31, 2024
Receivables	₹	478	₹	-	₹	-	₹	-
Payables		-		638		-		-

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate		Other related parties
Transactions for the year ended March 31, 2025
Sale of goods and services	₹	305	₹	-	₹	-	₹	-
Purchase of services		423		-		-		-
Items of property, plant and equipments purchased		155		-		-		-
Ticketing and hospitality		448		-		-		-
Dividend (1)		42,923		2,780		-		-
Rental income		31		-		-		-
Rent paid		1		12		-		-
Contribution to post employment benefit plans		-		-		-		6,517
Others		70		-		-		-

Key management personnel (2)(6)
Remuneration and short-term benefits (4)	₹	-	₹	596	₹	-	₹	-

Other benefits (5)		-		283		-		-

Balance as at March 31, 2025
Receivables	₹	255	₹	-	₹	-	₹	-
Payables		-		254		-		-

^ Value is less than 0.5

(1)
Includes relative of Key management personnel.

(2)
Post-employment benefits and other long-term benefits including compensated absences is not disclosed, as this is determined for the Company as a whole based on actuarial valuation.

(3)
Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.

(4)
Remuneration and short-term benefits includes sitting fees and commission paid to Non-Executive, Non-Independent Director, and Independent Directors.

(5)
Other benefits include ₹ 292, ₹ 575, and ₹ 277 as of March 31, 2023, 2024 and 2025, respectively towards amortization of RSUs granted to Key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.

(6)
Remuneration, short-term benefits and other benefits for Mr. Srinivas Pallia is for the period from April 7, 2024 to March 31, 2025.